UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                        Form 13F

                                   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2007
                                                -------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------------
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      	Cedar Creek Management, LLC
Address:  	47 Maple Street
                The Atrium - 3rd Floor
                Summit, NJ 07901

Form 13F File Number:   28-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terrence G. O'Connor
Title:    Managing Member
Phone:    (908) 608-0828

Signature, Place, and Date of Signing:

 /S/ Terrence G. O'Connor                   Summit, NJ               02/7/08
-------------------------------------      --------------------     ----------
[Signature]                                   [City, State]           [Date]

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.  (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                          -----------------
Form 13F Information Table Entry Total:            19
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Form 13F Information Table Value Total:   $     104,163
                                          -----------------
                                              (thousands)

List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                              AS OF DATE: 12/31/07

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106     6379   801375 SH       SOLE                   801375        0        0
ACXIOM CORP                    COM              005125109     5865   500000 SH       SOLE                   500000        0        0
AMBASSADORS GROUP INC          COM              023177108     3186   174000 SH       SOLE                   174000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     6680   150000 SH       SOLE                   150000        0        0
BIDZ COM INC                   COM              08883T200     1884   210000 SH       SOLE                   210000        0        0
COMCAST CORP NEW CL A          COM              20030N101     2861   156684 SH       SOLE                   156684        0        0
DST SYS INC DEL                COM              233326107     6315    76500 SH       SOLE                    76500        0        0
ENSTAR GROUP LIMITED SHS       COM              G3075P101     2230    18212 SH       SOLE                    18212        0        0
FASTENAL CO                    COM              311900104     4042   100000 SH       SOLE                   100000        0        0
GENERAL ELECTRIC CO            COM              369604103    10546   284500 SH       SOLE                   284500        0        0
HOME DEPOT INC                 COM              437076102     4613   171220 SH       SOLE                   171220        0        0
JOHNSON & JOHNSON              COM              478160104    10005   150000 SH       SOLE                   150000        0        0
K-SWISS INC CL A               COM              482686102     5430   300000 SH       SOLE                   300000        0        0
KAPSTONE PAPER & PACKAGING C   COM              48562P103     1770   252901 SH       SOLE                   252901        0        0
LAMAR ADVERTISING CO CL A      COM              512815101     6446   134100 SH       SOLE                   134100        0        0
MICROSOFT CORP                 COM              594918104     8010   225000 SH       SOLE                   225000        0        0
REIS INC                       COM              75936P105      793   103200 SH       SOLE                   103200        0        0
UNIFIRST CORP MASS             COM              904708104     3800   100000 SH       SOLE                   100000        0        0
WAL MART STORES INC            COM              931142103    13308   280000 SH       SOLE                   280000        0        0

